Shareholder Report, Holdings (Details)	May 31, 2024
C000018021 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000018021 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000018021 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018021 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000018021 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018021 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000018021 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018021 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000018023 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000018023 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000018023 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018023 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000018023 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018023 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000018023 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018023 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000189777 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000189777 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000189777 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000189777 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000189777 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000189777 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000189777 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189777 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000018022 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000018022 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000018022 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018022 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000018022 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018022 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000018022 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018022 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000018024 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000018024 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000018024 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018024 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000018024 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018024 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000018024 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018024 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000055528 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000055528 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000055528 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000055528 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000055528 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055528 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000055528 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055528 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000189779 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000189779 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000189779 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000189779 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000189779 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000189779 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000189779 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189779 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000131622 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000131622 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000131622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000131622 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000131622 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000131622 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000131622 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131622 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000236495 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000236495 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000236495 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000236495 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000236495 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236495 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000236495 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236495 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000167122 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000167122 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000167122 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000167122 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167122 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167122 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000167122 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167122 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000167122 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000167123 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000167123 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000167123 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000167123 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167123 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167123 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000167123 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167123 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000167123 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000167124 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000167124 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000167124 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000167124 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167124 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167124 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000167124 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167124 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000167124 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000167119 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000167119 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000167119 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000167119 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167119 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167119 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000167119 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167119 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000167119 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000167120 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000167120 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000167120 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000167120 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167120 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167120 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000167120 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167120 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000167120 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000167121 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000167121 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000167121 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000167121 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167121 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167121 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000167121 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167121 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000167121 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018025 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000018025 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018025 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018025 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018025 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018025 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000018025 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018025 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000018027 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000018027 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018027 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018027 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018027 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018027 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000018027 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018027 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000189780 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000189780 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000189780 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000189780 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000189780 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000189780 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000189780 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000189780 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000018026 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000018026 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018026 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018026 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018026 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018026 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000018026 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018026 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000018030 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000018030 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018030 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018030 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018030 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018030 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000018030 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018030 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000018031 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000018031 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018031 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018031 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018031 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018031 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000018031 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018031 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000189781 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000189781 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000189781 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000189781 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000189781 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000189781 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000189781 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000189781 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000131623 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000131623 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000131623 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000131623 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000131623 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000131623 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000131623 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131623 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000167113 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000167113 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000167113 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000167113 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167113 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000167113 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000167113 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167113 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000167114 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000167114 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000167114 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000167114 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167114 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000167114 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000167114 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167114 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000167115 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000167115 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000167115 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000167115 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167115 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000167115 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000167115 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167115 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000167116 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000167116 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000167116 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000167116 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167116 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000167116 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000167116 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167116 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000167117 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000167117 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000167117 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000167117 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167117 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000167117 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000167117 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167117 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000167118 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000167118 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000167118 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000167118 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167118 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000167118 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000167118 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167118 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000212502 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000212502 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000212502 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000212502 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000212502 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000212502 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000212502 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212502 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000167125 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167125 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000167125 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167125 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000167125 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000167125 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000167125 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000167125 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000167125 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167126 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167126 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000167126 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167126 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000167126 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000167126 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000167126 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000167126 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000167126 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167127 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167127 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000167127 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167127 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000167127 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000167127 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000167127 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000167127 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000167127 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167128 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167128 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000167128 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167128 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000167128 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000167128 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000167128 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000167128 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000167128 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167129 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167129 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000167129 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167129 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000167129 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000167129 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000167129 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000167129 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000167129 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167130 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167130 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000167130 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167130 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000167130 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000167130 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000167130 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000167130 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000167130 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018035 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018035 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018035 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000018035 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000018035 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018035 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000018035 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018035 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000018037 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018037 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018037 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000018037 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000018037 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018037 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000018037 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018037 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000189783 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000189783 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000189783 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000189783 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000189783 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000189783 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000189783 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000189783 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000018036 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018036 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018036 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000018036 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000018036 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018036 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000018036 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018036 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000018040 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018040 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018040 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000018040 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000018040 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018040 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000018040 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018040 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000018041 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018041 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018041 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000018041 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000018041 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018041 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000018041 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018041 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000189784 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000189784 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000189784 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000189784 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000189784 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000189784 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000189784 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000189784 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000131624 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000131624 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000131624 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000131624 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000131624 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000131624 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000131624 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131624 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000236496 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000236496 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236496 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000236496 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000236496 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000236496 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000236496 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236496 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000018042 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018042 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018042 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018042 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000018042 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018042 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000018042 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018042 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000018042 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018043 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018043 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018043 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018043 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000018043 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018043 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000018043 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018043 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000018043 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088079 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088079 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088079 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088079 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000088079 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088079 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000088079 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088079 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000088079 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088080 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088080 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088080 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088080 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000088080 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088080 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000088080 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088080 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000088080 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088081 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088081 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088081 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088081 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000088081 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088081 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000088081 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088081 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000088081 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152811 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000152811 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000152811 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152811 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000152811 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000152811 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000152811 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152811 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152811 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152812 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000152812 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000152812 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152812 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000152812 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000152812 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000152812 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152812 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152812 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018052 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018052 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000018052 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018052 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018052 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018052 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000018052 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018052 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000018053 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018053 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000018053 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018053 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018053 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018053 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000018053 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018053 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000018054 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018054 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000018054 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018054 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018054 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018054 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000018054 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018054 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000018056 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018056 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000018056 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018056 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018056 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018056 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000018056 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018056 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000018057 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018057 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000018057 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018057 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018057 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018057 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000018057 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018057 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000131625 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000131625 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000131625 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000131625 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000131625 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000131625 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000131625 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131625 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000236497 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000236497 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000236497 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236497 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000236497 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000236497 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000236497 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236497 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000205778 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000205778 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000205778 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000205778 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000205778 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000205778 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000205778 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205778 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216231 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000216231 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000216231 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216231 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000216231 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000216231 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000216231 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000216231 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216232 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000216232 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000216232 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216232 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000216232 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000216232 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000216232 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000216232 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216233 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000216233 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000216233 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216233 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000216233 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000216233 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000216233 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000216233 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216230 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000216230 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000216230 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216230 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000216230 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000216230 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000216230 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000216230 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205779 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000205779 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000205779 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000205779 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000205779 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000205779 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000205779 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205779 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%